Description of Business and Summary of Significant Accounting Policies - Other Long Term Liabilities (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Other Long Term Liabilities [Line Items]
Pension and postretirement benefits liability	$ 50,090	$ 68,386
Straight-line lease liability	68,275	62,570
Deferred compensation liability	15,580	13,892
Unrealized tax benefits	13,162	14,141	18,952	16,123
Other	5,687	7,220
Total other long-term liabilities	$ 152,794	$ 166,209